Subsequent Events - Additional Information (Detail)			1 Months Ended			12 Months Ended
	Jan. 07, 2020 shares	Mar. 22, 2019 USD ($) $ / shares shares	Mar. 31, 2019 USD ($) Program	Mar. 26, 2019 USD ($) Program	Jan. 31, 2019 shares	Dec. 31, 2018 USD ($) $ / shares shares
ATM Offering Program [Member]
Subsequent Event [Line Items]
Net proceeds from sale of common stock						$ 400,000
ATM Offering Program [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Number of shares issued and sold | shares						49,723
Weighted average price per share | $ / shares						$ 9.92
Subsequent Event [Member] | ATM Offering Program [Member]
Subsequent Event [Line Items]
Net proceeds from sale of common stock		$ 1,300,000
Subsequent Event [Member] | ATM Offering Program [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Number of shares issued and sold | shares		184,346
Weighted average price per share | $ / shares		$ 7.34
VGO Fund [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Convertible preferred stock, common stock issued upon conversion | shares	408,247				229,283
Maximum ownership percentage prohibiting conversion	9.50%				9.50%
VGO Fund [Member] | Research Collaboration and Option Agreement [Member]
Subsequent Event [Line Items]
Number of programs | Program			4
Maximum option fees receivable based on achievement of research milestones per program			$ 4,250,000
Maximum option fees receivable based on achievement of research milestones			$ 17,000,000
VGO Fund [Member] | Subsequent Event [Member] | Research Collaboration and Option Agreement [Member]
Subsequent Event [Line Items]
Number of programs | Program				4
Maximum option fees receivable based on achievement of research milestones per program				$ 4,250,000
Maximum option fees receivable based on achievement of research milestones				$ 17,000,000
Class X Convertible Preferred Stock [Member] | VGO Fund [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Converted shares of preferred stock | shares	1,142,478				641,991